Exhibit 99.1

Permanent Monthly Report

Date of Report: 12 Dec 2007	For period from 1 Nov 2007 to 30 Nov 2007

Mortgages Trust Determination Date	3 Dec 2007
Mortgages Trust Distribution Date	5 Dec 2007
Current Funding 1 Interest Period	10 Sep 2007 to 11 Dec 2007
Current Funding 2 Interest Period	15 Oct 2007 to 15 Jan 2008

Key Parties

Mortgages Trustee	Permanent Mortgages Trustee Limited
Depositors	Permanent Funding (No. 1) Limited (Funding 1), Permanent Funding (No. 2) Limited (Funding 2)
Seller	Bank of Scotland plc
Servicer	Bank of Scotland plc
Cash Manager	Bank of Scotland plc
Issuing Entities	Permanent Financing (No. 1 through 9) PLC, Permanent Master Issuer PLC
Security Trustee	The Bank of New York, London
Note Trustee	The Bank of New York, London

Mortgages Trust Summary

Principal Balance at start of period	£47,982,901,083.13
Current Principal Balance	£46,728,574,658.03
Opening Trust Assets	£100.00
Total	£46,728,574,758.03

Number of loans in pool at start of period	588,901
Current number of loans in pool	574,760

Funding 1 Issuer Notes outstanding (GBP)	£23,910,644,000.00
less Cash Accumulation Ledger balance	£1,107,250,000.00
less Funding 1 Principal Ledger balance	£500,104,311.10
less Principal Deficiency Ledger balance	£803,688.90
Funding 1 Share	£22,302,486,000.00
Funding 1 Share%	47.72874%

Funding 2 Issuer Notes outstanding (GBP)	£9,274,510,000.00
less Cash Accumulation Ledger balance	£512,170,000.00
less Funding 2 Principal Ledger balance	£44,060,000.00
less Principal Deficiency Ledger balance	£244,622.78
Funding 2 Share	£8,718,035,477.22
Funding 2 Share%	18.65716%

Seller Share	£15,708,053,180.81
Seller Share%	33.61410%
Minimum Seller Share	£3,548,537,855.29
Minimum Seller Share%	7.59394%

Distribution(s)

On a monthly basis, Mortgages Trust Revenue Receipts are allocated on a pro-rata basis between Funding 1, Funding 2 and the Seller based upon their respective shares in the Trust. Mortgages Trust Principal Receipts are allocated first on a pro-rata basis between Funding 1 and Funding 2 based upon their respective shares in the Trust, up to their respective cash accumulation requirements and then to the Seller. On a quarterly basis, Funding 1 will distribute its receipts to the issuers Permanent Financing (No. 1) PLC to Permanent Financing (No. 9) PLC inclusive, Funding 2 will distribute its receipts to Permanent Master Issuer PLC (Master Issuer) and in turn the issuers will distribute their respective receipts to the noteholders, via the paying agents and swap providers.

Mortgages Trust Distribution 5 Dec 2007

Mortgages Trust Revenue Receipts	£224,067,858.98
Mortgages Trust Principal Receipts	£1,261,211,389.95
Total received by Mortgages Trustee	£1,485,279,248.93

Revenue distribution
Amounts due to the Servicer	£1,971,900.04
Other amounts due	£150.00
Paid to Permanent Funding (No. 1) Limited	£105,921,080.30
Paid to Permanent Funding (No. 2) Limited	£40,702,582.82
Paid to the Seller	£75,472,145.82
£224,067,858.98

Principal distribution
Paid to Permanent Funding (No. 1) Limited	£384,624,311.10
Paid to Permanent Funding (No. 2) Limited	£—
Paid to the Seller	£876,587,078.85
£1,261,211,389.95

Master Issuer Distribution 15 Oct 2007

Master Issuer Revenue Receipts	£150,471,765.67
Master Issuer Principal Receipts	£573,370,000.00
Total received by Master Issuer	£723,841,765.67

Revenue distribution
Amounts due to Security Trustee	£2,770.74
Amounts due to Note Trustee	£—
Amounts due to Agent Bank, Paying Agent	£—
Amounts due to Third Party Creditors	£25,975.47
Amounts due to Cash Manager	£613,806.22
Amounts due to Corporate Svcs Provider	£3,585.26
Amounts due Swap Provider re Class A notes	£112,924,884.91
Interest due on Class A notes	£26,712,863.02
Amounts due Swap Provider re Class B notes	£3,068,906.68
Interest due on Class B notes	£1,907,793.81
Amounts due Swap Provider re Class C notes	£3,211,272.45
Interest due on Class C notes	£1,985,617.51
Retained by the Master Issuer	£14,289.60
£150,471,765.67

Principal distribution
Amounts due Swap Provider re Class A notes	£535,050,000.00
Principal due on Class A notes	£—
Amounts due Swap Provider re Class B notes	£19,160,000.00
Principal due on Class B notes	£—
Amounts due Swap Provider re Class C notes	£19,160,000.00
Principal due on Class C notes	£—
£573,370,000.00

Mortgages Trust Pool Assets Analysis

A very small number of loans were repurchased from the Trust by the Seller during the period, for being in breach of the representations and warranties under the Mortgage Sale Agreement.

Current HVR1 rate	7.75%
Current HVR2 rate	7.15%
Current Flexible Variable rate	6.90%

Yield net of Funding Swaps over 3 Month Sterling LIBOR	0.55350%

Arrears & Possessions

Months in arrears	Aggregate outstanding balance	% of Total	Aggregate amount of Arrears	Number of accounts	% of Total
Current - < 1 month	£45,562,439,239.99	97.50%	£2,301,991.65	562,739	97.91%
1 - < 2 months	£539,433,766.22	1.15%	£4,368,912.20	5,591	0.97%
2 - < 3 months	£166,202,349.02	0.36%	£2,707,737.80	1,793	0.31%
3 - < 6 months	£228,376,628.38	0.49%	£6,663,105.88	2,380	0.41%
6 - < 12 months	£159,232,844.90	0.34%	£8,964,621.19	1,618	0.28%
>= 12 months	£72,889,829.52	0.16%	£7,705,110.59	639	0.11%
Total	£46,728,574,658.03	100.00%	£32,711,479.31	574,760	100.00%

Properties in possession	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Brought forward	£27,882,520.07	0.06%	212	0.04%
Repossessed			63	0.01%
Sold			50	0.01%
Relinquished			1	0.00%
Carried forward	£29,297,251.26	0.06%	224	0.04%

Average time from possession to sale in days (this period)	124

A loan is identified as being in arrears where an amount equal to or greater than a full month’s contractual payment is outstanding at the end of the month. A loan is not defined as defaulted until the property relating to that loan has been taken into possession. A loan is not charged off as uncollectable until the property relating to that loan has been disposed of following default.

Substituted assets

Period	Balance of accounts	Number of accounts
This period	£—	—

CPR

	Monthly	1-month	3-month	12-month
Month	CPR	annualised	annualised	annualised
November 2007	2.63%	27.36%	35.23%	33.30%
October 2007	5.00%	46.00%	35.64%	34.67%
September 2007	3.20%	32.33%	31.38%	33.73%

1-	month annualised CPR is calculated as 1 - ( (1-R) ^ 12 )
3-	month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 3 months.
12-	month annualised CPR is calculated as the average of the 1-month annualised CPR for the most recent 12 months.

where in each case R is ‘Monthly CPR’ or total principal receipts received plus the principal balance of loans repurchased by the Seller (primarily due to further advances) during the period, divided by the aggregate principal balance of the loans in the portfolio as at the start of the period.

Excess spread

Month	Excess spread
November 2007	0.36874%
October 2007	0.43082%
September 2007	0.39539%

Excess spread is equal to the yield above, plus interest receivable on reserve funds, less actual and estimated costs including the weighted average margin on the notes.

Range of outstanding balances at end of period	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
£0 - £24,999.99	£1,294,836,688.50	2.77%	96,459	16.78%
£25,000 - £49,999.99	£4,761,391,365.43	10.19%	128,208	22.31%
£50,000 - £74,999.99	£6,431,244,704.34	13.76%	103,671	18.04%
£75,000 - £99,999.99	£6,917,992,702.97	14.80%	79,712	13.87%
£100,000 - £124,999.99	£6,296,788,085.69	13.48%	56,305	9.80%
£125,000 - £149,999.99	£5,148,488,644.27	11.02%	37,693	6.56%
£150,000 - £174,999.99	£3,861,317,664.00	8.26%	23,944	4.17%
£175,000 - £199,999.99	£2,828,503,876.19	6.05%	15,159	2.64%
£200,000 - £224,999.99	£2,141,648,405.51	4.58%	10,130	1.76%
£225,000 - £249,999.99	£1,585,878,188.64	3.39%	6,704	1.17%
£250,000 - £299,999.99	£2,034,861,152.62	4.35%	7,495	1.30%
£300,000 - £349,999.99	£1,359,979,891.46	2.91%	4,229	0.74%
£350,000 - £399,999.99	£894,968,680.84	1.92%	2,405	0.42%
£400,000 - £449,999.99	£678,307,937.62	1.45%	1,610	0.28%
£450,000 - £500,000	£476,464,179.96	1.02%	1,010	0.18%
>£500,000	£15,902,489.99	0.03%	26	0.00%
Total	£46,728,574,658.03	100.00%	574,760	100.00%

The weighted average current balance is: £ 138,211.04

Range of LTV ratios at origination*	Aggregate balance at Origination	% of Total	Number of accounts	% of Total
0% - 24.99%	£2,654,444,608.00	5.24%	69,358	12.07%
25% - 49.99%	£13,354,348,055.33	26.36%	197,144	34.30%
50% - 74.99%	£19,855,368,335.05	39.20%	183,276	31.89%
75% - 79.99%	£3,425,119,922.00	6.76%	27,066	4.71%
80% - 84.99%	£2,885,910,321.00	5.70%	22,733	3.96%
85% - 89.99%	£3,283,836,865.00	6.48%	25,779	4.49%
90% - 94.99%	£3,240,367,143.00	6.40%	27,480	4.78%
95% - 96.99%	£1,281,511,670.00	2.53%	14,357	2.50%
97%	£670,401,435.00	1.32%	7,548	1.31%
>97%	£3,971,115.00	0.01%	19	0.00%
Total	£50,655,279,469.38	100.00%	574,760	100.00%

*excluding capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees.

The weighted average LTV at origination is: 60.39%

Range of LTV ratios at end of reporting period*	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
0% - 24.99%	£5,371,166,960.66	11.49%	171,131	29.77%
25% - 49.99%	£16,095,131,955.50	34.44%	209,615	36.47%
50% - 74.99%	£18,255,232,555.19	39.07%	143,861	25.03%
75% - 79.99%	£2,791,382,350.89	5.97%	19,886	3.46%
80% - 84.99%	£2,317,603,649.40	4.96%	16,275	2.83%
85% - 89.99%	£1,280,707,153.76	2.74%	9,087	1.58%
90% - 94.99%	£495,976,634.40	1.06%	3,962	0.69%
95% - 96.99%	£64,767,075.19	0.14%	508	0.09%
97% - 99.99%	£50,787,379.53	0.11%	395	0.07%
>=100%	£5,818,943.51	0.01%	40	0.01%
Total	£46,728,574,658.03	100.00%	574,760	100.00%

*including capitalised interest, capitalised high LTV fees, insurance fees, booking fees and valuation fees and using indexed valuation.

The weighted average current LTV is: 52.72%

Region	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
London & South East	£14,053,560,631.13	30.07%	115,602	20.11%
Midlands & East Anglia	£10,137,597,232.53	21.69%	124,651	21.69%
North	£6,239,681,553.76	13.35%	102,830	17.89%
North West	£5,462,455,064.11	11.69%	84,136	14.64%
South Wales & West	£6,608,815,762.95	14.14%	80,227	13.96%
Scotland	£4,167,402,018.49	8.92%	66,835	11.63%
Unknown	£59,062,395.07	0.13%	479	0.08%
Total	£46,728,574,658.03	100.00%	574,760	100.00%

Age of loans in months	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
<6	£1,775,323,859.80	3.80%	12,601	2.19%
6 - <12	£5,979,247,424.32	12.80%	45,195	7.86%
12 - <18	£5,205,488,550.14	11.14%	44,372	7.72%
18 - <24	£5,932,430,499.41	12.70%	55,430	9.64%
24 - <30	£3,810,837,402.34	8.16%	38,480	6.69%
30 - <36	£2,948,341,063.73	6.31%	34,867	6.07%
36 - <42	£3,995,519,893.55	8.55%	46,479	8.09%
42 - <48	£3,012,266,071.07	6.45%	37,769	6.57%
48 - <54	£3,196,261,030.73	6.84%	40,332	7.02%
54 - <60	£1,972,803,037.67	4.22%	29,145	5.07%
60 - <66	£1,841,917,687.52	3.94%	29,320	5.10%
66 - <72	£1,314,052,491.09	2.81%	24,260	4.22%
>=72	£5,744,085,646.68	12.29%	136,510	23.75%
Total	£46,728,574,658.03	100.00%	574,760	100.00%

The weighted average seasoning of the loans, in months, is: 39.08

Years to maturity of loans	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
< 5	£1,171,131,363.78	2.51%	42,224	7.35%
5 - <10	£4,017,731,808.16	8.60%	83,433	14.52%
10 - <15	£6,618,778,177.24	14.16%	101,348	17.63%
15 - <20	£11,763,132,132.05	25.17%	143,379	24.95%
20 - <25	£19,014,206,822.02	40.69%	166,079	28.90%
25 - <30	£3,715,737,068.31	7.95%	32,513	5.66%
30 - <35	£423,617,474.38	0.91%	5,743	1.00%
>=35	£4,239,812.09	0.01%	41	0.01%
Total	£46,728,574,658.03	100.00%	574,760	100.00%

The weighted average remaining term of the loans, in years, is: 18.71

Use of proceeds	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Purchase	£30,241,955,826.29	64.72%	377,381	65.66%
Remortgage	£16,486,618,831.74	35.28%	197,379	34.34%
Total	£46,728,574,658.03	100.00%	574,760	100.00%

Property type	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Detached	£13,871,664,605.65	29.69%	135,964	23.66%
Semi-detached	£13,741,725,860.75	29.41%	189,855	33.03%
Terraced	£13,061,973,171.49	27.95%	181,872	31.64%
Other*	£6,053,211,020.15	12.95%	67,069	11.67%
Total	£46,728,574,658.03	100.00%	574,760	100.00%

*Primarily flats or maisonettes

Origination channel	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct origination by Halifax	£19,538,617,157.81	41.81%	285,570	49.69%
Intermediaries	£27,098,575,177.51	57.99%	287,099	49.95%
Other channels	£91,382,322.72	0.20%	2,091	0.36%
Total	£46,728,574,658.03	100.00%	574,760	100.00%

Repayment terms	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Repayment	£28,606,351,646.05	61.22%	398,908	69.40%
Interest-only	£18,122,223,011.98	38.78%	175,852	30.60%
Total	£46,728,574,658.03	100.00%	574,760	100.00%

Payment method	Aggregate outstanding balance	% of Total	Number of accounts	% of Total
Direct debit	£34,536,005,662.41	73.91%	391,895	68.18%
Halifax payment plan	£10,311,355,045.64	22.07%	148,422	25.82%
Other	£1,881,213,949.98	4.03%	34,443	5.99%
Total	£46,728,574,658.03	100.00%	574,760	100.00%

Special rate and flexible loans

Type of loan	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
Discounted variable rate loans	£3,735,913.06	0.01%	61	0.01%
Fixed rate loans	£28,913,932,437.14	69.87%	327,983	64.20%
Capped rate loans	£—	0.00%	—	0.00%
Tracker rate loans	£12,349,594,206.91	29.84%	181,563	35.54%
Flexible loans	£113,385,937.81	0.27%	1,284	0.25%
Total Special rate and flexible	£41,380,648,494.92	100.00%	510,891	100.00%

Distribution of fixed rate loans

Fixed rate %	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
0 - 3.99%	£251,188,769.05	0.87%	8,303	2.53%
4.00 - 4.99%	£12,507,175,748.05	43.26%	106,900	32.59%
5.00 - 5.99%	£13,971,548,620.88	48.32%	173,772	52.98%
6.00 - 6.99%	£2,056,391,608.94	7.11%	34,805	10.61%
7.00 - 7.99%	£127,627,690.22	0.44%	4,203	1.28%
8.00 - 8.99%	£—	0.00%	—	0.00%
Total	£28,913,932,437.14	100.00%	327,983	100.00%

Year in which current fixed rate period ends	Aggregate outstanding balance	% of Total	Number of holdings*	% of Total
2007	£468,439,086.78	1.62%	4,950	1.51%
2008	£12,801,138,406.38	44.27%	125,801	38.36%
2009	£9,288,767,891.76	32.13%	91,141	27.79%
2010	£2,233,533,287.11	7.72%	33,152	10.11%
2011	£2,076,690,285.99	7.18%	33,328	10.16%
2012	£1,159,697,720.02	4.01%	19,144	5.84%
2013	£76,859,769.57	0.27%	1,185	0.36%
2014	£287,049,286.91	0.99%	3,881	1.18%
2015	£144,891,556.41	0.50%	3,360	1.02%
2016	£131,942,608.06	0.46%	2,104	0.64%
2017	£243,724,937.23	0.84%	3,877	1.18%
2018+	£1,197,600.92	0.00%	6,060	1.85%
Total	£28,913,932,437.14	100.00%	327,983	100.00%

*An account may have more than one product holding.

Ledgers

Funding 1 Share / Funding 2 Share / Seller Share Ledger

Date	Collateral pool balance	Funding 1 Share	Funding 2 Share	Seller Share	Funding 1 Share%	Funding 2 Share%	Seller Share%

1-Nov-07	£47,982,901,083.13	£22,687,337,768.16	£8,718,122,882.76	£16,577,440,432.21	47.2826%	18.1694%	34.5480%
1-Oct-07	£41,360,420,319.91	£22,687,744,849.94	£8,762,131,200.22	£9,910,544,269.75	54.8541%	21.1850%	23.9610%
3-Sep-07	£42,722,652,156.51	£22,802,806,668.66	£8,762,196,197.76	£11,157,649,290.09	53.3742%	20.5095%	26.1163%

Revenue Ledger

Month	Revenue receipts on the loans	GIC interest	Total
November 2007	£217,978,181.97	£6,089,677.01	£224,067,858.98
October 2007	£191,885,580.02	£9,707,306.91	£201,592,886.93
September 2007	£191,171,749.05	£5,549,881.01	£196,721,630.06

Distribution

Month	Servicer	Other amounts per Priority of Payments	Funding 1	Funding 2	Seller
November 2007	£1,971,900.04	£150.00	£105,921,080.30	£40,702,582.82	£75,472,145.82
October 2007	£1,756,401.41	£—	£110,510,946.70	£42,679,940.68	£46,645,598.14
September 2007	£1,755,725.43	£—	£104,934,738.76	£40,322,186.22	£49,708,979.65

Principal Ledger

Month	Principal receipts on the loans	Principal for Further Advances	Total
November 2007	£853,235,274.64	£407,976,115.31	£1,261,211,389.95
October 2007	£1,590,941,321.31	£478,988,022.66	£2,069,929,343.97
September 2007	£878,005,884.51	£490,214,473.56	£1,368,220,358.07

Distribution

Month	Funding 1	Funding 2	Seller
November 2007	£384,624,311.10	£—	£876,587,078.85
October 2007	£—	£43,851,100.22	£2,026,078,243.75
September 2007	£114,892,668.66	£—	£1,253,327,689.41

Losses Ledger

Month	Losses in month	Funding 1 share of losses	Funding 2 share of losses	Seller share of losses	Cumulative losses
November 2007	£481,058.79	£227,457.06	£87,405.54	£166,196.19	£7,860,892.56
October 2007	£742,117.60	£407,081.78	£157,217.24	£177,818.58	£7,379,833.77
September 2007	£316,913.70	£169,150.06	£64,997.54	£82,766.10	£6,637,716.17

Funding 1 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
November 2007	£227,457.06	£—	£803,688.90
October 2007	£407,081.78	£—	£576,231.84
September 2007	£169,150.06	£587,331.34	£169,150.06

Funding 1 Reserve Ledger

Month	Debit	Credit	Balance	Funding 1 Reserve Required Amount
November 2007	£—	£—	£545,000,000.00	£445,000,000.00
October 2007	£—	£—	£545,000,000.00	£545,000,000.00
September 2007	£—	£—	£545,000,000.00	£545,000,000.00

With effect from 21 November 2007 and with the consent of the Security Trustee, the Funding 1 Reserve Required Amount has been reduced to £445m, following confirmation from the Rating Agencies that the current ratings of the Notes are not adversely affected.

Funding 1 Liquidity Reserve Ledger

Month	Debit	Credit	Balance drawn	Balance available
November 2007	£—	£—	£—	£150,000,000.00
October 2007	£—	£—	£—	£150,000,000.00
September 2007	£—	£—	£—	£150,000,000.00

Funding 2 Principal Deficiency Ledger (BBB sub-ledger)

Month	Debit	Credit	Balance
November 2007	£87,405.54	£—	£244,622.78
October 2007	£157,217.24	£208,899.78	£157,217.24
September 2007	£64,997.54	£—	£208,899.78

Funding 2 Reserve Ledger

Month	Debit	Credit	Balance	Funding 2 Reserve Required Amount
November 2007	£—	£—	£167,700,000.00	£167,700,000.00
October 2007	£—	£—	£167,700,000.00	£167,700,000.00
September 2007	£—	£—	£167,700,000.00	£167,700,000.00

Trigger Events

Non-asset trigger events:
If the Seller suffers an Insolvency Event.
If the role of the Seller as Servicer is terminated and a new Servicer is not appointed within 30 days.
If the current Seller’s Share at any time is equal to or less than the Minimum Seller Share.
If the outstanding principal balance of the loans comprising the trust property is less than £35,000,000,000 to July 2009 or is less than £32,000,000,000 to April 2010.

Asset trigger events:
If there has been a debit to the relevant AAA Principal Deficiency Sub-Ledger.

No trigger events have occurred

Notes Outstanding

Issuing entity*	Notes	Original rating S&P/Moody’s/Fitch	Expected maturity date	Final maturity date	Outstanding at start of period	Outstanding at end of period	Exchange rate	Reference rate	Margin

Permanent Financing No.2	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2007	10/Dec/2009	$1,750,000,000	$1,750,000,000	1.58049	5.72375%	0.22%
Permanent Financing No.2	Series 4 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	€56,500,000	€56,500,000	1.46206	4.75500%	0.45%
Permanent Financing No.2	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	€56,500,000	€56,500,000	1.46206	4.75500%	1.45%
Permanent Financing No.2	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2008	10/Jun/2042	£750,000,000	£750,000,000	—	6.89625%	0.25%
Permanent Financing No.2	Series 5 Class B	AA / Aa3 / AA	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	6.89625%	0.45%
Permanent Financing No.2	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2008	10/Jun/2042	£26,000,000	£26,000,000	—	6.89625%	1.45%
Permanent Financing No.3	Series 3 Class A	AAA / Aaa / AAA	10/Jun/2008 & 10/Sep/2008	12/Sep/2033	$1,500,000,000	$1,500,000,000	1.66991	5.72375%	0.18%
Permanent Financing No.3	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	5.72375%	0.35%
Permanent Financing No.3	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	$52,000,000	$52,000,000	1.66667	5.72375%	1.15%
Permanent Financing No.3	Series 4 Class A1	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	€700,000,000	€700,000,000	1.45003	4.75500%	0.19%
Permanent Financing No.3	Series 4 Class A2	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Sep/2033	£750,000,000	£750,000,000	—	6.89625%	0.19%
Permanent Financing No.3	Series 4 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	4.75500%	0.39%
Permanent Financing No.3	Series 4 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	€62,000,000	€62,000,000	1.44691	4.75500%	1.18%
Permanent Financing No.3	Series 5 Class A	AAA / Aaa / AAA	10/Dec/2010	10/Jun/2042	£400,000,000	£400,000,000	—	—	5.521%
Permanent Financing No.3	Series 5 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	4.75500%	0.45%
Permanent Financing No.3	Series 5 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€20,000,000	€20,000,000	1.43885	4.75500%	1.23%

Permanent Financing No.4	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2008 & 10/Mar/2009	11/Mar/2024	$1,700,000,000	$1,700,000,000	1.86600	5.72375%	0.14%
Permanent Financing No.4	Series 3 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$75,800,000	$75,800,000	1.86598	5.72375%	0.23%
Permanent Financing No.4	Series 3 Class M	A / A2 / A	10/Mar/2009	10/Jun/2042	$40,400,000	$40,400,000	1.86596	5.72375%	0.37%
Permanent Financing No.4	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$55,400,000	$55,400,000	1.86595	5.72375%	0.80%
Permanent Financing No.4	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Mar/2034	€1,500,000,000	€1,500,000,000	1.50037	4.75500%	0.15%
Permanent Financing No.4	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€85,000,000	€85,000,000	1.50036	4.75500%	0.28%
Permanent Financing No.4	Series 4 Class M	A / A2 / A	10/Dec/2009	10/Jun/2042	€62,500,000	€62,500,000	1.50035	4.75500%	0.45%
Permanent Financing No.4	Series 5 Class A1	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	€750,000,000	€750,000,000	1.50083	—	3.9615%
Permanent Financing No.4	Series 5 Class A2	AAA / Aaa / AAA	10/Mar/2011	10/Jun/2042	£1,100,000,000	£1,100,000,000	—	6.89625%	0.17%
Permanent Financing No.4	Series 5 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	£43,000,000	£43,000,000	—	6.89625%	0.33%
Permanent Financing No.4	Series 5 Class M	A / A2 / A	10/Mar/2011	10/Jun/2042	£32,000,000	£32,000,000	—	6.89625%	0.50%
Permanent Financing No.4	Series 5 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	£54,000,000	£54,000,000	—	6.89625%	0.90%
Permanent Financing No.5	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2009 & 10/Jun/2009	12/Jun/2034	$750,000,000	$750,000,000	1.87200	5.72375%	0.16%
Permanent Financing No.5	Series 3 Class B	AA / Aa3 / AA	10/Jun/2009	10/Jun/2042	$32,500,000	$32,500,000	1.87190	5.72375%	0.26%
Permanent Financing No.5	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2009	10/Jun/2042	$27,000,000	$27,000,000	1.87188	5.72375%	0.82%
Permanent Financing No.5	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2009 & 10/Dec/2009	10/Jun/2042	€1,000,000,000	€1,000,000,000	1.50150	4.75500%	0.17%
Permanent Financing No.5	Series 4 Class B	AA / Aa3 / AA	10/Dec/2009	10/Jun/2042	€43,500,000	€43,500,000	1.50000	4.75500%	0.33%
Permanent Financing No.5	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2009	10/Jun/2042	€36,000,000	€36,000,000	1.50000	4.75500%	0.78%
Permanent Financing No.5	Series 5 Class A1	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£500,000,000	£500,000,000	—	—	5.625%
Permanent Financing No.5	Series 5 Class A2	AAA / Aaa / AAA	10/Jun/2011	10/Jun/2042	£750,000,000	£750,000,000	—	6.89625%	0.19%
Permanent Financing No.5	Series 5 Class B	AA / Aa3 / AA	10/Jun/2011	10/Jun/2042	£47,000,000	£47,000,000	—	6.89625%	0.35%
Permanent Financing No.5	Series 5 Class C	BBB / Baa2 / BBB	10/Jun/2011	10/Jun/2042	£39,000,000	£39,000,000	—	6.89625%	0.85%
Permanent Financing No.6	Series 2 Class A	AAA / Aaa / AAA	12/Mar/2007, 11/Jun/2007, 10/Sep/2007 & 10/Dec/2007	12/Dec/2011	$500,000,000	$250,000,000	1.84600	5.72375%	0.09%
Permanent Financing No.6	Series 2 Class B	AA / Aa3 / AA	10/Dec/2007	10/Jun/2042	$35,800,000	$35,800,000	1.84593	5.72375%	0.14%
Permanent Financing No.6	Series 2 Class C	BBB / Baa2 / BBB	10/Dec/2007	10/Jun/2042	$34,700,000	$34,700,000	1.84594	5.72375%	0.45%
Permanent Financing No.6	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2007, 10/Mar/2008, 10/Jun/2008 & 10/Sep/2008	10/Sep/2032	£1,000,000,000	£1,000,000,000	—	6.89625%	0.175%
Permanent Financing No.6	Series 3 Class B	AA / Aa3 / AA	10/Sep/2008	10/Jun/2042	£35,300,000	£35,300,000	—	6.89625%	0.23%
Permanent Financing No.6	Series 3 Class C	BBB / Baa2 / BBB	10/Sep/2008	10/Jun/2042	£34,200,000	£34,200,000	—	6.89625%	0.68%
Permanent Financing No.6	Series 4 Class A	AAA / Aaa / AAA	10/Dec/2009 & 10/Mar/2010	10/Jun/2042	€750,000,000	€750,000,000	1.44342	4.75500%	0.14%
Permanent Financing No.6	Series 4 Class B	AA / Aa3 / AA	10/Mar/2010	10/Jun/2042	€26,100,000	€26,100,000	1.44342	4.75500%	0.23%
Permanent Financing No.6	Series 4 Class C	BBB / Baa2 / BBB	10/Mar/2010	10/Jun/2042	€25,300,000	€25,300,000	1.44340	4.75500%	0.68%
Permanent Financing No.6	Series 5 Class A1	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	6.89625%	0.15%
Permanent Financing No.6	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011	10/Jun/2042	£500,000,000	£500,000,000	—	6.89625%	0.16%
Permanent Financing No.6	Series 5 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	£34,800,000	£34,800,000	—	6.89625%	0.31%
Permanent Financing No.6	Series 5 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	£33,700,000	£33,700,000	—	6.89625%	0.80%
Permanent Financing No.7	Series 3 Class A	AAA / Aaa / AAA	10/Sep/2009, 10/Dec/2009, 10/Mar/2010 & 10/Jun/2010	10/Sep/2032	€1,700,000,000	€1,700,000,000	1.43678	4.75500%	0.07%
Permanent Financing No.7	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	€73,700,000	€73,700,000	1.43676	4.75500%	0.12%
Permanent Financing No.7	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	€71,800,000	€71,800,000	1.43678	4.75500%	0.43%
Permanent Financing No.7	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2010 & 10/Sep/2010	10/Sep/2032	£850,000,000	£850,000,000	—	6.89625%	0.08%
Permanent Financing No.7	Series 4 Class B	AA / Aa3 / AA	10/Sep/2010	10/Jun/2042	£36,800,000	£36,800,000	—	6.89625%	0.13%
Permanent Financing No.7	Series 4 Class C	BBB / Baa2 / BBB	10/Sep/2010	10/Jun/2042	£35,900,000	£35,900,000	—	6.89625%	0.45%
Permanent Financing No.7	Series 5 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Dec/2011	10/Sep/2032	£500,000,000	£500,000,000	—	6.89625%	0.15%
Permanent Financing No.8	Series 2 Class A	AAA / Aaa / AAA	10/Jun/2008	10/Jun/2014	$1,400,000,000	$1,400,000,000	1.83799	5.72375%	0.07%
Permanent Financing No.8	Series 2 Class B	AA / Aa3 / AA	10/Jun/2008	10/Jun/2042	$69,800,000	$69,800,000	1.83781	5.72375%	0.15%
Permanent Financing No.8	Series 2 Class C	BBB / Baa2 / BBB	10/Jun/2008	10/Jun/2042	$82,900,000	$82,900,000	1.83773	5.72375%	0.40%
Permanent Financing No.8	Series 3 Class A	AAA / Aaa / AAA	10/Mar/2010 & 10/Jun/2010	10/Sep/2032	$1,000,000,000	$1,000,000,000	1.83800	5.72375%	0.12%
Permanent Financing No.8	Series 3 Class B	AA / Aa3 / AA	10/Jun/2010	10/Jun/2042	$52,000,000	$52,000,000	1.83746	5.72375%	0.20%
Permanent Financing No.8	Series 3 Class C	BBB / Baa2 / BBB	10/Jun/2010	10/Jun/2042	$40,400,000	$40,400,000	1.83720	5.72375%	0.52%
Permanent Financing No.8	Series 4 Class A	AAA / Aaa / AAA	10/Sep/2010 & 10/Dec/2010	10/Sep/2032	€1,000,000,000	€1,000,000,000	1.49031	4.75500%	0.13%
Permanent Financing No.8	Series 4 Class B	AA / Aa3 / AA	10/Dec/2010	10/Jun/2042	€47,200,000	€47,200,000	1.48990	4.75500%	0.20%
Permanent Financing No.8	Series 4 Class C	BBB / Baa2 / BBB	10/Dec/2010	10/Jun/2042	€65,700,000	€65,700,000	1.49013	4.75500%	0.52%
Permanent Financing No.8	Series 5 Class A1	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042	£400,000,000	£400,000,000	—	6.89625%	0.15%
Permanent Financing No.8	Series 5 Class A2	AAA / Aaa / AAA	12/Sep/2011 & 12/Dec/2011	10/Sep/2032	£600,000,000	£600,000,000	—	6.89625%	0.20%
Permanent Financing No.8	Series 5 Class A3	AAA / Aaa / AAA	12/Dec/2011	10/Jun/2042	£500,000,000	£500,000,000	—	6.89625%	0.15%
Permanent Financing No.9	Series 2 Class A	AAA / Aaa / AAA	10/Mar/2009	10/Mar/2015	$1,750,000,000	$1,750,000,000	1.74780	5.72375%	0.04%
Permanent Financing No.9	Series 2 Class B	AA / Aa3 / AA	10/Mar/2009	10/Jun/2042	$67,800,000	$67,800,000	1.74742	5.72375%	0.13%
Permanent Financing No.9	Series 2 Class C	BBB / Baa2 / BBB	10/Mar/2009	10/Jun/2042	$72,800,000	$72,800,000	1.74748	5.72375%	0.38%
Permanent Financing No.9	Series 3 Class A	AAA / Aaa / AAA	10/Dec/2010 & 10/Mar/2011	10/Jun/2033	$1,000,000,000	$1,000,000,000	1.74779	5.72375%	0.10%
Permanent Financing No.9	Series 3 Class B	AA / Aa3 / AA	10/Mar/2011	10/Jun/2042	$38,000,000	$38,000,000	1.74713	5.72375%	0.17%
Permanent Financing No.9	Series 3 Class C	BBB / Baa2 / BBB	10/Mar/2011	10/Jun/2042	$41,900,000	$41,900,000	1.74729	5.72375%	0.50%
Permanent Financing No.9	Series 4 Class A	AAA / Aaa / AAA	10/Jun/2011 & 12/Sep/2011	10/Jun/2033	€1,600,000,000	€1,600,000,000	1.44970	4.75500%	0.11%
Permanent Financing No.9	Series 4 Class B	AA / Aa3 / AA	12/Sep/2011	10/Jun/2042	€61,200,000	€61,200,000	1.44955	4.75500%	0.15%
Permanent Financing No.9	Series 4 Class C	BBB / Baa2 / BBB	12/Sep/2011	10/Jun/2042	€64,600,000	€64,600,000	1.44941	4.75500%	0.50%

Permanent Financing No.9	Series 5 Class A	AAA / Aaa / AAA	10/Sep/2012	10/Jun/2042		£750,000,000		£750,000,000	—	6.89625%	0.11%
Permanent Master Issuer	2006-1 2A	AAA / Aaa / AAA	15/Oct/2009	15/Oct/2015		$1,750,000,000		$1,750,000,000	1.86900	5.24250%	0.04%
Permanent Master Issuer	2006-1 2B	AA / Aa3 / AA	15/Oct/2009	15/Jul/2042		$134,900,000		$134,900,000	1.86894	5.24250%	0.12%
Permanent Master Issuer	2006-1 2C	BBB / Baa2 / BBB	15/Oct/2009	15/Jul/2042		$134,900,000		$134,900,000	1.86894	5.24250%	0.40%
Permanent Master Issuer	2006-1 3A	AAA / Aaa / AAA	15/Oct/2009 & 15/Jan/2010	15/Jul/2033	CA$	350,000,000	CA$	350,000,000	2.10691	4.91000%	0.055%
Permanent Master Issuer	2006-1 4A1	AAA / Aaa / AAA	15/Oct/2008	15/Oct/2015		€500,000,000		€500,000,000	1.48544	4.73200%	0.06%
Permanent Master Issuer	2006-1 4A2	AAA / Aaa / AAA	15/Jul/2011 & 17/Oct/2011	15/Jul/2033		€1,750,000,000		€1,750,000,000	1.48544	4.73200%	0.11%
Permanent Master Issuer	2006-1 4B	AA / Aa3 / AA	17/Oct/2011	15/Jul/2042		€129,300,000		€129,300,000	1.48535	4.73200%	0.15%
Permanent Master Issuer	2006-1 4C	BBB / Baa2 / BBB	17/Oct/2011	15/Jul/2042		€129,300,000		€129,300,000	1.48535	4.73200%	0.45%
Permanent Master Issuer	2006-1 5A	AAA / Aaa / AAA	16/Jul/2012 & 15/Oct/2012	15/Jul/2033		$1,500,000,000		$1,500,000,000	1.86900	5.24250%	0.11%
Permanent Master Issuer	2006-1 6A1	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020		£500,000,000		£500,000,000	—	6.29313%	0.12%
Permanent Master Issuer	2006-1 6A2	AAA / Aaa / AAA	15/Apr/2013	15/Apr/2020		£600,000,000		£600,000,000	—	6.29313%	0.12%
Permanent Master Issuer	2007-1 1A	A-1+ / P-1 / F-1+	15/Jan/2008	15/Jan/2008		$1,000,000,000		$1,000,000,000	1.95248	4.65188%	-0.02%
Permanent Master Issuer	2007-1 1B	AA / Aa3 / AA	15/Jan/2008	15/Jul/2042		$43,000,000		$43,000,000	1.95188	5.24250%	0.05%
Permanent Master Issuer	2007-1 1C	BBB / Baa2 / BBB	15/Jan/2008	15/Jul/2042		$43,000,000		$43,000,000	1.95188	5.24250%	0.17%
Permanent Master Issuer	2007-1 2A1	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016		$1,500,000,000		$1,500,000,000	1.95249	5.24250%	0.05%
Permanent Master Issuer	2007-1 2A2	AAA / Aaa / AAA	15/Jan/2010	15/Jan/2016		$1,000,000,000		$1,000,000,000	1.95248	5.24250%	0.05%
Permanent Master Issuer	2007-1 2B	AA / Aa3 / AA	15/Jan/2010	15/Jul/2042		£83,600,000		£83,600,000	—	6.29313%	0.11%
Permanent Master Issuer	2007-1 2C	BBB / Baa2 / BBB	15/Jan/2010	15/Jul/2042		£83,600,000		£83,600,000	—	6.29313%	0.35%
Permanent Master Issuer	2007-1 3A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033		€1,500,000,000		€1,500,000,000	1.48743	4.73200%	0.09%
Permanent Master Issuer	2007-1 4A	AAA / Aaa / AAA	17/Oct/2011 & 16/Jan/2012	17/Oct/2033		$1,350,000,000		$1,350,000,000	1.95248	5.24250%	0.08%
Permanent Master Issuer	2007-1 4B	AA / Aa3 / AA	16/Jan/2012	15/Jul/2042		£41,300,000		£41,300,000	—	6.29313%	0.13%
Permanent Master Issuer	2007-1 4C	BBB / Baa2 / BBB	16/Jan/2012	15/Jul/2042		£41,300,000		£41,300,000	—	6.29313%	0.40%
Permanent Master Issuer	2007-1 5A	AAA / Aaa / AAA	15/Oct/2012 & 15/Jan/2013	17/Oct/2033		£650,000,000		£650,000,000	—	6.29313%	0.10%

*Permanent Master Issuer is a Funding 2 Issuing Entity; the others are Funding 1 Issuing Entities.

Credit Enhancement

Funding 1 Issuing Entities’ notes

Class	Amount (£)	% of Total	Support
Class A notes	£22,307,496,000	93.30%	8.98%
Class B notes	£782,633,000	3.27%	5.71%
Class M notes	£95,308,000	0.40%	5.31%
Class C notes	£725,207,000	3.03%	2.28%
Total notes	£23,910,644,000	100.00%
Reserve	£545,000,000	2.28%

Permanent Master Issuer notes

Class	Amount (£)	% of Total	Support
Class A notes	£8,662,190,000	93.40%	8.41%
Class B notes	£306,160,000	3.30%	5.11%
Class C notes	£306,160,000	3.30%	1.81%
Total notes	£9,274,510,000	100.00%
Reserve	£167,700,000	1.81%

Contact details and report distribution channels

If you have any queries regarding this report, please contact:

Tracey Hill

LP/3/3/SEC

1 Lovell Park Road

LEEDS

LS1 1NS

Tel: +44 (0) 113 235 2176

Fax: +44 (0) 113 235 7511

e-mail: traceyhill@halifax.co.uk

Reports can be obtained from:

HBOS plc website @: www.hbosplc.com/investors/Debt/permanent_page.asp

SEC EDGAR database @: www.sec.gov/edgar.shtml

Bloomberg under ticker: Perma or Permm